OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of operating revenues, costs and expenses

INFORMATION BY SEGMENT AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2021
ACCOUNT/DESCRIPTION	ENERGY				INVESTEES	TOTAL	INTER SEGMENT TRANSACTIONS (1)	RECONCILIATION (2) (3)	TOTAL
	GENERATION	TRANSMISSION	TRADING	DISTRIBUTION
NET REVENUE	2,921	1,094	6,430	22,345	2,858	35,648	(1,575)	(427)	33,646

COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(795)	—	(5,735)	(14,853)	(2,011)	(23,394)	1,575	370	(21,449)

OPERATING COSTS AND EXPENSES (3)
Personnel	(149)	(115)	(20)	(847)	(109)	(1,240)	—	—	(1,240)
Employees’ and managers’ profit sharing	(14)	(14)	(3)	(94)	(9)	(134)	—	—	(134)
Post-employment obligations	(5)	3	(1)	19	(32)	(16)	—	—	(16)
Materials, outsourced services and others expenses (revenues)	(209)	(94)	(14)	(1,524)	(165)	(2,006)	—	57	(1,949)
Depreciation and amortization	(254)	(3)	(1)	(683)	(108)	(1,049)	—	—	(1,049)
Operating provisions and impairment	(20)	(12)	(14)	(198)	(120)	(364)	—	—	(364)
Construction costs	—	(184)	—	(1,802)	(50)	(2,036)	—	—	(2,036)
Total cost of operation	(651)	(419)	(53)	(5,129)	(593)	(6,845)	—	57	(6,788)

OPERATING COSTS AND EXPENSES	(1,446)	(419)	(5,788)	(19,982)	(2,604)	(30,239)	1,575	427	(28,237)

Periodic tariff review, net	—	215	—	—	—	215	—	—	215
Renegotiation of hydrological risk (Law 14,052/20), net	1,032	—	—	—	—	1,032	—	—	1,032
Gains arising from the sale of non-current asset held for sale	—	—	—	—	109	109	—	—	109
Equity in earnings of unconsolidated investees, net	54	—	—	—	128	182	—	—	182
Result of business combination	—	4	—	—	—	4	—	—	4

OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	2,561	894	642	2,363	491	6,951	—	—	6,951
Finance net income (expenses)	(758)	(395)	15	(7)	(1,107)	(2,252)	—	—	(2,252)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,803	499	657	2,356	(616)	4,699	—	—	4,699
Income tax and social contribution tax	(409)	(78)	(224)	(655)	420	(946)	—	—	(946)
NET INCOME FOR THE YEAR	1,394	421	433	1,701	(196)	3,753	—	—	3,753
Equity holders of the parent	1,394	421	433	1,701	(198)	3,751	—	—	3,751
Non-controlling interests	—	—	—	—	2	2	—	—	2

(1)	The only inter-segment transactions are from the generation to the trading segment, as explained above.
(2)	The reconciliation between the published amounts for the segments and the accounting information on revenue and costs indicates the transactions between the consolidated companies (eliminations).
(3)	The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.

INFORMATION BY SEGMENT AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2020 (RESTATED)
ACCOUNT/DESCRIPTION	ENERGY				INVESTEES	TOTAL	INTER SEGMENT TRANSACTIONS (1)	RECONCILIATION (2) (3)	TOTAL
	GENERATION	TRANSMISSION	TRADING (1)	DISTRIBUTION
NET REVENUE	2,589	778	5,382	16,512	1,673	26,934	(1,324)	(382)	25,228

COST OF ENERGY, GAS AND CHARGES FOR USE OF THE NATIONAL GRID	(528)	—	(5,027)	(9,960)	(1,083)	(16,598)	1,324	332	(14,942)

OPERATING COSTS AND EXPENSES
Personnel	(170)	(102)	(16)	(886)	(102)	(1,276)	—	—	(1,276)
Employees’ and managers’ profit sharing	(16)	(14)	(2)	(93)	(17)	(142)	—	—	(142)
Post-employment obligations	(42)	(38)	(6)	(297)	(55)	(438)	—	—	(438)
Materials, outsourced services and others expenses (revenues)	(178)	(65)	(11)	(1,327)	(110)	(1,691)	—	50	(1,641)
Depreciation and amortization	(205)	(5)	(1)	(668)	(110)	(989)	—	—	(989)
Operating provisions and impairment	(32)	7	(1)	(274)	(123)	(423)	—	—	(423)
Construction costs	—	(147)	—	(1,384)	(50)	(1,581)	—	—	(1,581)
Total cost of operation	(643)	(364)	(37)	(4,929)	(567)	(6,540)	—	50	(6,490)

OPERATING COSTS AND EXPENSES	(1,171)	(364)	(5,064)	(14,889)	(1,650)	(23,138)	1,324	382	(21,432)

Periodic tariff review, net	—	502	—	—	—	502	—	—	502
Fair value of business combination	—	51	—	—	—	51	—	—	51
Equity in earnings of unconsolidated investees, net	11	—	—	—	346	357	—	—	357

OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	1,429	967	318	1,623	369	4,706	—	—	4,706
Finance expenses	(322)	(152)	21	22	(474)	(905)	—	—	(905)
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	1,107	815	339	1,645	(105)	3,801	—	—	3,801
Income tax and social contribution tax	(308)	(222)	(81)	(430)	105	(936)	—	—	(936)
NET INCOME FOR THE YEAR	799	593	258	1,215	—	2,865	—	—	2,865
Equity holders of the parent	799	593	258	1,215	(1)	2,864	—	—	2,864
Non-controlling interests	—	—	—	—	1	1	—	—	1

(1)	The only inter-segment transactions are from the generation to the trading segment, as explained above.
(2)	The reconciliation between the published amounts for the segments and the accounting information on revenue and costs indicates the transactions between the consolidated companies (eliminations).
(3)	The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.

INFORMATION BY SEGMENT AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2019 (RESTATED)
ACCOUNT/DESCRIPTION	ENERGY				INVESTEES	TOTAL	INTER SEGMENT TRANSACTIONS (1)	RECONCILIATION (2) (3)	TOTAL
	GENERATION	TRANSMISSION	TRADING (1)	DISTRIBUTION
NET REVENUE	3,755	934	4,595	15,919	2,054	27,257	(1,409)	(362)	25,486

COST OF ENERGY AND GAS	(658)	—	(4,801)	(8,975)	(1,436)	(15,870)	1,409	313	(14,148)

OPERATING COSTS AND EXPENSES
Personnel	(164)	(113)	(19)	(869)	(107)	(1,272)	—	—	(1,272)
Employees’ and managers’ profit sharing	(24)	(27)	(5)	(183)	(24)	(263)	—	—	(263)
Post-employment obligations	(34)	(38)	(7)	(277)	(52)	(408)	—	—	(408)
Materials, outsourced services and others expenses (revenues)	(170)	(67)	(14)	(1,375)	(247)	(1,873)	—	49	(1,824)
Depreciation and amortization	(212)	(3)	—	(652)	(91)	(958)	—	—	(958)
Operating provisions and impairment	(271)	(72)	(10)	(1,103)	(945)	(2,401)	—	—	(2,401)
Construction costs	—	(221)	—	(936)	(43)	(1,200)	—	—	(1,200)
Total cost of operation	(875)	(541)	(55)	(5,395)	(1,509)	(8,375)	—	49	(8,326)

OPERATING COSTS AND EXPENSES	(1,533)	(541)	(4,856)	(14,370)	(2,945)	(24,245)	1,409	362	(22,474)

Periodic tariff review, net	23	4	—	—	98	125	—	—	125
Dividends declared by investee classified as held for sale	—	73	—	—	—	73	—	—	73

OPERATING INCOME BEFORE FINANCE INCOME (EXPENSES)	2,245	470	(261)	1,549	(793)	3,210	—	—	3,210
Finance expenses	113	98	10	902	237	1,360	—	—	1,360
INCOME BEFORE INCOME TAX AND SOCIAL CONTRIBUTION TAX	2,358	568	(251)	2,450	(555)	4,570	—	—	4,570
Income tax and social contribution tax	(641)	(112)	150	(806)	(191)	(1,600)	—	—	(1,600)
DISCONTINUED OPERATIONS
Net income after tax from discontinued operations	—	—	—	—	224	224	—	—	224
NET INCOME FOR THE YEAR	1,717	456	(101)	1,644	(522)	3,194	—	—	3,194
Equity holders of the parent
Net income from continuing operations	1,717	456	(101)	1,644	(747)	2,969	—	—	2,969
Net income from discontinued operations	—	—	—	—	224	224	—	—	224
Net income for the year attributed to equity holders of the parent	1,717	456	(101)	1,644	(523)	3,193	—	—	3,193
Non-controlling interests
Net income from continuing operations	—	—	—	—	1	1	—	—	1

(1)	The only inter-segment transactions are from the generation to the trading segment, as explained above.
(2)	The reconciliation between the published amounts for the segments and the accounting information on revenue and costs indicates the transactions between the consolidated companies (eliminations).
(3)	The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.